Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements

7. Fair Value Measurements

The fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management as of and during the periods ended December 31, 2025 and the year ended December 31, 2024. The carrying amount of accounts payable approximated fair value as they are short term in nature.

Fair Value on a Recurring Basis

The Company follows the guidance in FASB ASC 820, Fair Value Measurement for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually. The estimated fair value of the Public Warrants liabilities represent Level 1 measurements. The estimated fair value of the convertible notes bifurcated embedded derivative asset, GEM warrant liabilities, Yorkville convertible note, Agile term notes, 1800 Diagonal convertible notes, Private Placement Convertible Notes, Private Placement Warrants and Goodwill and Definite-lived intangible assets recognized as part of acquisitions, represent Level 3 measurements.

The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis at December 31, 2025 and December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		As of December 31,
Description	Level	2025	2024
Assets:
Bifurcated embedded derivative asset – related party	3	$9,000	$63,000
Definite-lived intangibles	3	8,027,391	3,883,853
Goodwill	3	21,991,721	18,972,475
Liabilities:
Warrant liabilities – public	1	-	2,300
GEM warrant liabilities	3	378	15,000
Earnout liability (Note 4)	3	990,673	-
Yorkville convertible note	3	1,200,501	-
Agile term notes	3	1,728,487	3,143,000
1800 Diagonal convertible notes	3	746,987	432,000
Private Placement Convertible Notes	3	1,856,000	-
Private Placement Warrants	3	295,603	-
Boot Capital note	3	115,836	-

For assets and liabilities that are measured at fair value on the acquisition date, see Note 4 – Acquisitions.

Warrant Liability - Public Warrants

The following table summarizes the changes in the fair value of the Public Warrants liability for the year ended December 31, 2025. See also Note 13 – Warrant Liabilities.

Public Warrants
Balance at December 31, 2024	$2,300
Change in fair value	(2,300)
Balance at December 31, 2025	$—

Warrant Liability - GEM Warrants

The measurement of fair value of the GEM Warrants was determined utilizing a Monte Carlo simulation considering all relevant assumptions current at the date of issuance, including share price, exercise price, term, volatility, risk-free rate, probability of dilutive term of three years, and expected time to conversion. See also Note 13 – Warrant Liabilities.

The following table summarizes the changes in the fair value of the GEM Warrants liability for the year ended December 31, 2025:

GEM Warrants
Balance at December 31, 2024	$15,000
Change in fair value	(14,622)
Balance at December 31, 2025	$378

Yorkville Convertible Notes

The measurement of fair value of the Yorkville convertible notes were determined utilizing a Monte Carlo simulation considering all relevant assumptions current at the date of issuance, including the Company’s share price, remaining term, volatility, risk-free rate, market interest rate, and probability of optional redemption). See also Note 12 – Debt.

The following table summarizes the changes in the fair value of the Yorkville convertible notes for the year ended December 31, 2025:

Yorkville Convertible Note
Balance at December 31, 2024	$—
Issuance of Yorkville convertible note	4,950,000
Loss on debt issuance	444,000
Payment in shares to settle Yorkville convertible notes	—
Repayment in cash of Yorkville convertible notes	(4,514,664)
Conversions	—
Change in fair value	321,165
Balance at December 31, 2025	$1,200,501

Bifurcated Embedded Derivative Assets - related party

The measurement of the fair value of the embedded put options relating to the related party CP BF Convertible Note issued on September 23, 2024 was determined using the Black-Scholes option pricing model. Key inputs into these models included the timing and probability of the identified scenarios, and for Black-Scholes option pricing models used for notes that included a valuation cap, equity values, risk-free rate and volatility.

Estimating fair values of embedded conversion features requires the development of significant and subjective estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. Because the embedded conversion features are initially and subsequently carried at fair values, the Company’s consolidated statements of operations will reflect the volatility in these estimate and assumption changes.

The related party CP BF Convertible Note has an embedded redemption put feature upon a Prepayment and Default Interest triggering events that are unrelated to the creditworthiness of the Company are not clearly and closely related to the debt host instrument, were separated and bundled together as a derivative and assigned probabilities of being affected and initially measured at fair value in the amount of $12,000. The fair value of the bifurcated derivative asset was estimated utilizing the with and without method which uses the probability weighted difference between the scenarios with the derivative and the plain vanilla maturity scenario without a derivative

The following table summarizes the changes in the fair value of the bifurcated embedded derivative asset for the year ended December 31, 2025, relating to the Convertible Note to CP BF issued on September 23, 2024:

Fair Value
Balance at December 31, 2024	$63,000
Change in fair value	(54,000)
Balance at December 31, 2025	$9,000

Agile Term Notes

The measurement of fair value of the Agile term notes (“Agile Notes”) was determined using a discounted cash flow model to calculate the fair value. Key inputs for the discounted cash flow model include the contractual term of the note and a market participant interest rate.

The Agile Notes include contingent redemption (put) rights which trigger mandatory prepayment and a make-whole premium upon certain events including an event of default, and defaulted contingent interest upon an event of default. Due to the contingent redemption put feature and default interest embedded feature within the Agile Notes, the Company elected the fair value option for the Agile Notes at their respective dates of issuance pursuant to ASC 825 Financial Instruments (“ASC 825”).

Refer to Note 12 – Debt for a summary of the changes in the fair value of the Agile Notes.

1800 Diagonal Convertible Notes

The measurement of the fair value of each of the convertible promissory notes with 1800 Diagonal Lending was determined using the Black-Scholes option pricing model. Key inputs used for the model include the stock price, volatility, the contractual term of the note, risk-free interest rates and dividend yield.

Refer to Note 12 – Debt for a summary of the changes in the fair value of the 1800 Diagonal Convertible Notes.

3i, LP Private Placement Offering

The measurement of the fair value of the Private Placement Convertible Notes was determined using a Monte Carlo simulation. Key inputs into the simulation include the remaining term, the market interest rate, risk-free rate, equity volatility, and probability of default.

Refer to Note 12 – Debt for a summary of the changes in the fair value of the Private Placement Convertible Notes, and to Note 13 – Warrant Liabilities for a description of the warrants issued in connection with the Private Placement Offering.

Warrant Liability - Private Placement Warrants

The Private Placement Warrants were not considered indexed to the issuer’s stock pursuant to ASC 815, as the holder’s ability to receive in lieu of the Warrant, cash in an amount equal to the Black Scholes Value (“Black Scholes Value”) in connection with a Change of Control, adjusts the settlement value based on items outside the Company’s control in violation of the fixed-for-fixed option pricing model. As such, the Company recorded the Warrants as liabilities initially measured at fair value with subsequent changes in fair value recognized in earnings each reporting period. Refer to Note 13 – Warrant Liabilities for further details.

The measurement of fair value was determined utilizing a Monte Carlo simulation considering all relevant assumptions current at the date of issuance, including share price, term, risk-free rate, exercise price and dividend yield.

The following tables summarize the ranges of inputs to and the changes in the fair value of the Private Placement Warrant liability for the year ended December 31, 2025:

Key Inputs	December 31, 2025

Stock price	$0.97
Contractual term (years)	2.50 - 4.77
Risk-free rate	3.5% - 3.7%
Volatility(1)	125%
Exercise Price	$2.50-$4.36
Dividend yield	0.00%

Private Placement Warrants
Balance at December 31, 2024	$-
Loss on issuance – June Warrant	361,000
Loss on issuance – August Warrant	356,000
Loss on issuance – October Warrant	807,509
Change in fair value	(1,228,906)
Balance at December 31, 2025	$295,603